24. Concentration Risk (Details Narrative) - One Customer [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue Benchmark [Member]
Concentration risk percentage	12.00%
Accounts Receivable [Member]
Concentration risk percentage	32.00%	32.00%